Net Loss Per Share - Potentially Dilutive Securities Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities	24,370,278	52,380,765	24,370,278	52,380,765
Mariadb Corporation Ab
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities					230,349,263	183,214,992
Warrant
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities	16,351,314	2,058,030	16,351,314	2,058,030
Warrant | Mariadb Corporation Ab
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities					4,019,757	9,607,720
Stock options
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities	8,018,964	8,439,682	8,018,964	8,439,682
Stock options | Mariadb Corporation Ab
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities					42,764,264	48,263,387
Convertible Preferred Shares
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities		41,883,053		41,883,053
Convertible Preferred Shares | Mariadb Corporation Ab
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities					183,565,242	125,343,885